INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of tax expense

	Year ended December 31
	2024	2023
Current income tax	$53,034	$22,354
Mexican 7.5% Special Mining Duty	16,010	8,068
Withholding tax	858	1,601
Deferred income tax expense	15,722	2,517
Deferred Mexican 7.5% Special Mining Duty	1,657	64
Tax expense	$87,281	$34,604

Schedule of reconciliation of effective tax rate

	Year ended December 31
	2024	2023
Income before tax	$176,262	$7,594
Statutory income tax rate	26.8%	26.8%

Expected income tax	$47,240	$2,036
Differences between Canadian and foreign tax rates	8,275	6,442
Items not deductible for tax purposes	1,554	76
Share based compensation	1,239	674
Change in unrecognized deductible temporary differences	4,643	3,964
Revisions to prior period estimates	716	4,263
Effect of changes in foreign exchange rates	12,485	(7,806)
Inflationary adjustment and other	(2,680)	(1,175)
Mexican Special Mining Duty	12,189	6,422
Withholding tax expense	858	1,601
Adjustment subject to initial recognition exemption	762	—
Tax impact of impairment of exploration property	—	18,107
Total income taxes	87,281	34,604
Effective tax rate	49.5%	455.5%

Schedule of unrecognized deductible temporary differences

	December 31,	December 31,
	2024	2023
Mineral properties and exploration expenditures	$110,034	$95,616
Equipment	1,198	1,338
Site closure provisions	6,436	995
Financing cost	1,533	2,861
Accrued liabilities	935	—
Non-capital losses	60,808	64,700
Other	6,274	717
Unrecognized deductible temporary differences	$187,218	$166,227

Schedule of recognized deferred tax assets and liabilities

	December 31,	December 31,
	2024	2023
Property, plant and equipment	$(20,846)	$(3,722)
Inventory	(3,606)	(3,393)
Mining royalties	1,169	833
Accrued liabilities	600	1,142
Site closure provisions	—	1,810
Long term debt	—	(317)
Non-capital losses	841	504
Intercompany debt	—	(442)
Special Mining Duty	4,994	2,972
Derivatives assets and liabilities	(841)	—
Other	117	420
Recognized deferred tax assets (liabilities)	$(17,572)	$(193)

Schedule of deductible temporary differences expiry dates

		Tax losses	December 31
		expire in years	2024	2023
Operating losses	Canada	2030 to 2044	$54,573	$62,776
	Panama	2025 to 2029	712	866
	United States	indefinite	8,982	2,794
Capital losses	Canada	Indefinite	3,930